Segment information (Tables)	6 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
Schedule of disaggregated information of revenues, cost of revenues and gross profit

	For the Six Months Ended March 31,
	2026	2025
	(Unaudited)	(Unaudited)
Revenue - projects	$1,333,893	$8,148,629
Revenue - products	807,945	471,144
Revenue - services	187,622	129,172
Total revenues	$2,329,460	$8,748,945

	For the Six Months Ended March 31,
	2026	2025
	(Unaudited)	(Unaudited)
Cost of revenue – projects	$1,199,323	$7,743,337
Cost of revenue – products	652,795	400,783
Cost of revenue – services	165,256	116,022
Total cost of revenues	$2,017,374	$8,260,142

	For the Six Months Ended March 31,
	2026	2025
	(Unaudited)	(Unaudited)
Gross profit - projects	$134,570	$405,292
Gross profit - products	155,150	70,361
Gross profit - services	22,366	13,150
Total gross profit	$312,086	$488,803

Revenue by recognition method are as follows:

	For the Six Months Ended March 31,
	2026	2025
	(Unaudited)	(Unaudited)
Revenue recognized over time	$1,333,893	$8,148,629
Revenue recognized at a point in time	995,567	600,316
Total revenues	$2,329,460	$8,748,945